Customer deposits - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Demand deposits
Cash collateral received	$ 42,480	$ 45,024
Time deposits:
Total financial liabilities	1,259,588	1,191,900
Deposits - Customers
Type:
Repurchase agreements	65,369	81,790
Demand deposits
Current accounts	443,223	422,028
Other deposits	25,904	26,230
Cash collateral received	9,874	13,867
Others	16,030	12,363
Time deposits:
Fixed-term deposits	175,642	159,464
Accrued interest	1,320	1,054
Total financial liabilities	711,458	690,566
Deposits - Customers | Mexican peso
Time deposits:
Total financial liabilities	601,185	584,637
Deposits - Customers | USD
Time deposits:
Total financial liabilities	110,120	105,929
Deposits - Customers | Other currencies
Time deposits:
Total financial liabilities	153
Financial instrument in connection with OTC derivative transactions | Deposits
Demand deposits
Cash collateral received	42,480	45,024
Financial instrument in connection with OTC derivative transactions | Deposits - Customers
Demand deposits
Cash collateral received	$ 9,874	$ 13,867